UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Global Smaller Companies Fund
Class A [TEMGX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$135	1.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton Global Smaller Companies Fund returned 1.16%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 12.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Italy-based Technogym, a market leader in the gym-equipment industry, was the top relative contributor for the year. Its leadership in digital innovation and end-user solutions has enabled it to take market share from competitors.

↑
The shares of OneSpaWorld Holdings, which operates spas on cruise ships, benefited from increased consumer demand for cruises. The Bahamas-based company has the leading market share in outsourced maritime health and wellness and is 10 times the size of its next largest competitor.

↑
TechnoPro Holdings, a Japan-based provider of temporary dispatch staffing services, was a significant relative contributor for the period. Shares benefited after Blackstone, the world’s largest alternative asset manager, announced an offer in August 2025 to acquire the company at a significant premium to its closing average for the past three months.

Top detractors from performance:
↓	Greggs, a U.K.-based leading sandwich shop and bakery, has suffered from a continued slowing of revenue growth since the end of the pandemic, leading to weak share-price performance during the period.
↓
Ireland-based ICON was a significant underperformer in the health care sector, with its share price declining after it reported weaker-than-expected first-quarter 2025 earnings results, lowered its full-year guidance, and cited delays and cancellations in clinical trial activity—particularly among biotechnology clients—highlighting ongoing softness in the contract research market.

↓
U.S.-based Freshpet is an innovator in the North American pet food industry. The company operates refrigerated units at the end of pet supply aisles, offering food products for cats and dogs that are fresh, protein-based and free from processed ingredients. Shares were impacted by disappointing financial results during most of the period, particularly a surprising loss in its reported Q1 2025 earnings.

Templeton Global Smaller Companies Fund	PAGE 1	103-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	1.16	6.17	5.73
Class A (with sales charge)	-4.42	4.99	5.14
MSCI All Country World Index-NR	15.79	12.00	11.10
MSCI All Country World Small Cap Index-NR	12.98	10.46	8.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$831,155,650
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$7,339,082
Portfolio Turnover Rate	15.75%
Templeton Global Smaller Companies Fund	PAGE 2	103-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Smaller Companies Fund	PAGE 3	103-ATSR-1025

Templeton Global Smaller Companies Fund
Class C [TESGX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$208	2.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton Global Smaller Companies Fund returned 0.47%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 12.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Italy-based Technogym, a market leader in the gym-equipment industry, was the top relative contributor for the year. Its leadership in digital innovation and end-user solutions has enabled it to take market share from competitors.

↑
The shares of OneSpaWorld Holdings, which operates spas on cruise ships, benefited from increased consumer demand for cruises. The Bahamas-based company has the leading market share in outsourced maritime health and wellness and is 10 times the size of its next largest competitor.

↑
TechnoPro Holdings, a Japan-based provider of temporary dispatch staffing services, was a significant relative contributor for the period. Shares benefited after Blackstone, the world’s largest alternative asset manager, announced an offer in August 2025 to acquire the company at a significant premium to its closing average for the past three months.

Top detractors from performance:
↓	Greggs, a U.K.-based leading sandwich shop and bakery, has suffered from a continued slowing of revenue growth since the end of the pandemic, leading to weak share-price performance during the period.
↓
Ireland-based ICON was a significant underperformer in the health care sector, with its share price declining after it reported weaker-than-expected first-quarter 2025 earnings results, lowered its full-year guidance, and cited delays and cancellations in clinical trial activity—particularly among biotechnology clients—highlighting ongoing softness in the contract research market.

↓
U.S.-based Freshpet is an innovator in the North American pet food industry. The company operates refrigerated units at the end of pet supply aisles, offering food products for cats and dogs that are fresh, protein-based and free from processed ingredients. Shares were impacted by disappointing financial results during most of the period, particularly a surprising loss in its reported Q1 2025 earnings.

Templeton Global Smaller Companies Fund	PAGE 1	203-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	0.47	5.39	4.93
Class C (with sales charge)	-0.51	5.39	4.93
MSCI All Country World Index-NR	15.79	12.00	11.10
MSCI All Country World Small Cap Index-NR	12.98	10.46	8.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$831,155,650
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$7,339,082
Portfolio Turnover Rate	15.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Smaller Companies Fund	PAGE 2	203-ATSR-1025

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Smaller Companies Fund	PAGE 3	203-ATSR-1025

Templeton Global Smaller Companies Fund
Class R6 [FBOGX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$99	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton Global Smaller Companies Fund returned 1.53%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 12.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Italy-based Technogym, a market leader in the gym-equipment industry, was the top relative contributor for the year. Its leadership in digital innovation and end-user solutions has enabled it to take market share from competitors.

↑
The shares of OneSpaWorld Holdings, which operates spas on cruise ships, benefited from increased consumer demand for cruises. The Bahamas-based company has the leading market share in outsourced maritime health and wellness and is 10 times the size of its next largest competitor.

↑
TechnoPro Holdings, a Japan-based provider of temporary dispatch staffing services, was a significant relative contributor for the period. Shares benefited after Blackstone, the world’s largest alternative asset manager, announced an offer in August 2025 to acquire the company at a significant premium to its closing average for the past three months.

Top detractors from performance:
↓	Greggs, a U.K.-based leading sandwich shop and bakery, has suffered from a continued slowing of revenue growth since the end of the pandemic, leading to weak share-price performance during the period.
↓
Ireland-based ICON was a significant underperformer in the health care sector, with its share price declining after it reported weaker-than-expected first-quarter 2025 earnings results, lowered its full-year guidance, and cited delays and cancellations in clinical trial activity—particularly among biotechnology clients—highlighting ongoing softness in the contract research market.

↓
U.S.-based Freshpet is an innovator in the North American pet food industry. The company operates refrigerated units at the end of pet supply aisles, offering food products for cats and dogs that are fresh, protein-based and free from processed ingredients. Shares were impacted by disappointing financial results during most of the period, particularly a surprising loss in its reported Q1 2025 earnings.

Templeton Global Smaller Companies Fund	PAGE 1	313-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	1.53	6.56	6.13
MSCI All Country World Index-NR	15.79	12.00	11.10
MSCI All Country World Small Cap Index-NR	12.98	10.46	8.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$831,155,650
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$7,339,082
Portfolio Turnover Rate	15.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Smaller Companies Fund	PAGE 2	313-ATSR-1025

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Smaller Companies Fund	PAGE 3	313-ATSR-1025

Templeton Global Smaller Companies Fund
Advisor Class [TGSAX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$110	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton Global Smaller Companies Fund returned 1.43%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 12.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Italy-based Technogym, a market leader in the gym-equipment industry, was the top relative contributor for the year. Its leadership in digital innovation and end-user solutions has enabled it to take market share from competitors.

↑
The shares of OneSpaWorld Holdings, which operates spas on cruise ships, benefited from increased consumer demand for cruises. The Bahamas-based company has the leading market share in outsourced maritime health and wellness and is 10 times the size of its next largest competitor.

↑
TechnoPro Holdings, a Japan-based provider of temporary dispatch staffing services, was a significant relative contributor for the period. Shares benefited after Blackstone, the world’s largest alternative asset manager, announced an offer in August 2025 to acquire the company at a significant premium to its closing average for the past three months.

Top detractors from performance:
↓	Greggs, a U.K.-based leading sandwich shop and bakery, has suffered from a continued slowing of revenue growth since the end of the pandemic, leading to weak share-price performance during the period.
↓
Ireland-based ICON was a significant underperformer in the health care sector, with its share price declining after it reported weaker-than-expected first-quarter 2025 earnings results, lowered its full-year guidance, and cited delays and cancellations in clinical trial activity—particularly among biotechnology clients—highlighting ongoing softness in the contract research market.

↓
U.S.-based Freshpet is an innovator in the North American pet food industry. The company operates refrigerated units at the end of pet supply aisles, offering food products for cats and dogs that are fresh, protein-based and free from processed ingredients. Shares were impacted by disappointing financial results during most of the period, particularly a surprising loss in its reported Q1 2025 earnings.

Templeton Global Smaller Companies Fund	PAGE 1	603-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	1.43	6.45	6.00
MSCI All Country World Index-NR	15.79	12.00	11.10
MSCI All Country World Small Cap Index-NR	12.98	10.46	8.84
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$831,155,650
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$7,339,082
Portfolio Turnover Rate	15.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Smaller Companies Fund	PAGE 2	603-ATSR-1025

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Smaller Companies Fund	PAGE 3	603-ATSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2024 and August 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $46,594 in August 31, 2024 and $49,367 in August 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $3,000 in August 31, 2024 and $0 in August 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2024 and $11,000 in August 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2024 and $0 in August 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $47,804 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)      pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)      pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)      establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $190,804 in August 31, 2024 and $248,876 in August 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Global Smaller
Companies Fund
Financial Statements and Other Important Information
Annual | August 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 25
Tax Information 26
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.28 $8.88 $8.24 $12.67 $9.16
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.07 0.09 0.05 0.06
Net realized and unrealized gains (losses) ........... 0.01 1.43 0.81 (3.30) 3.72
Total from investment operations .................... 0.10 1.50 0.90 (3.25) 3.78
Less distributions from:
Net investment income .......................... (0.11) (0.10) (0.06) (0.03) (0.08)
Net realized gains ............................. (0.17) — (0.20) (1.15) (0.19)
Total distributions ............................... (0.28) (0.10) (0.26) (1.18) (0.27)
Net asset value, end of year ....................... $10.10 $10.28 $8.88 $8.24 $12.67
Total return
c
................................... 1.16% 17.05% 11.15% (27.76)% 41.91%
Ratios to average net assets
Expenses
d
.................................... 1.34% 1.31% 1.30% 1.31% 1.31%
Net investment income ........................... 0.99% 0.81% 1.06% 0.51% 0.55%
Supplemental data
Net assets , end of year (000’s) ..................... $731,951 $824,075 $794,020 $799,689 $1,203,490
Portfolio turnover rate ............................ 15.75% 11.95% 12.85% 13.80% 20.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.51 $8.21 $7.64 $11.88 $8.60
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.02 0.01 0.02 (0.03) (0.02)
Net realized and unrealized gains (losses) ........... 0.01 1.31 0.75 (3.06) 3.49
Total from investment operations .................... 0.03 1.32 0.77 (3.09) 3.47
Less distributions from:
Net investment income .......................... (0.04) (0.02) — — (—)
c
Net realized gains ............................. (0.17) — (0.20) (1.15) (0.19)
Total distributions ............................... (0.21) (0.02) (0.20) (1.15) (0.19)
Net asset value, end of year ....................... $9.33 $9.51 $8.21 $7.64 $11.88
Total return
d
................................... 0.47% 16.15% 10.25% (28.25)% 40.84%
Ratios to average net assets
Expenses
e
.................................... 2.08% 2.06% 2.06% 2.06% 2.06%
Net investment income (loss) ...................... 0.17% 0.06% 0.27% (0.28)% (0.23)%
Supplemental data
Net assets , end of year (000’s) ..................... $3,222 $4,559 $4,875 $6,116 $11,344
Portfolio turnover rate ............................ 15.75% 11.95% 12.85% 13.80% 20.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
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Templeton Global Smaller Companies Fund
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.35 $8.94 $8.30 $12.74 $9.22
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.11 0.12 0.09 0.10
Net realized and unrealized gains (losses) ........... 0.01 1.44 0.82 (3.32) 3.73
Total from investment operations .................... 0.13 1.55 0.94 (3.23) 3.83
Less distributions from:
Net investment income .......................... (0.14) (0.14) (0.10) (0.06) (0.12)
Net realized gains ............................. (0.17) — (0.20) (1.15) (0.19)
Total distributions ............................... (0.31) (0.14) (0.30) (1.21) (0.31)
Net asset value, end of year ....................... $10.17 $10.35 $8.94 $8.30 $12.74
Total return .................................... 1.53% 17.47% 11.59% (27.49)% 42.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 0.96% 0.94% 0.96% 0.98%
Expenses net of waiver and payments by affiliates ....... 0.98%
c
0.96%
c
0.93% 0.95% 0.97%
Net investment income ........................... 1.36% 1.17% 1.43% 0.88% 0.89%
Supplemental data
Net assets , end of year (000’s) ..................... $53,819 $59,890 $75,063 $73,802 $104,097
Portfolio turnover rate ............................ 15.75% 11.95% 12.85% 13.80% 20.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
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Templeton Global Smaller Companies Fund
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.37 $8.95 $8.31 $12.76 $9.23
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.10 0.11 0.08 0.09
Net realized and unrealized gains (losses) ........... —
c
1.45 0.81 (3.33) 3.74
Total from investment operations .................... 0.12 1.55 0.92 (3.25) 3.83
Less distributions from:
Net investment income .......................... (0.13) (0.13) (0.08) (0.05) (0.11)
Net realized gains ............................. (0.17) — (0.20) (1.15) (0.19)
Total distributions ............................... (0.30) (0.13) (0.28) (1.20) (0.30)
Net asset value, end of year ....................... $10.19 $10.37 $8.95 $8.31 $12.76
Total return .................................... 1.43% 17.43% 11.40% (27.59)% 42.27%
Ratios to average net assets
Expenses
d
.................................... 1.09% 1.06% 1.05% 1.06% 1.06%
Net investment income ........................... 1.25% 1.07% 1.31% 0.76% 0.80%
Supplemental data
Net assets , end of year (000’s) ..................... $42,164 $44,421 $39,007 $40,999 $63,954
Portfolio turnover rate ............................ 15.75% 11.95% 12.85% 13.80% 20.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Schedule of Investments, August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 92.6%
Australia 0.7%
National Storage REIT ............ Specialized REITs 3,932,185 $ 6,189,050
Austria 0.7%
DO & CO AG ................... Commercial Services & Supplies 21,256 5,649,058
Bahamas 2.1%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 760,897 17,173,445
Belgium 1.2%
Barco NV ...................... Electronic Equipment, Instruments &
Components 581,204 9,535,431
Brazil 0.6%
Arcos Dorados Holdings, Inc. , A ..... Hotels, Restaurants & Leisure 672,171 4,705,197
Canada 2.1%
a
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 1,909,300 8,369,306
Canaccord Genuity Group, Inc. ...... Capital Markets 1,271,000 9,412,072
17,781,378
China 1.5%
Haitian International Holdings Ltd. .... Machinery 2,001,000 5,672,569
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,317,833 7,109,484
12,782,053
Denmark 0.5%
FLSmidth & Co. A/S .............. Machinery 65,726 4,490,511
Finland 1.2%
Huhtamaki OYJ .................. Containers & Packaging 288,328 10,242,242
France 0.7%
Kaufman & Broad SA ............. Household Durables 178,798 5,996,510
Germany 2.4%
b
Gerresheimer AG ................ Life Sciences Tools & Services 81,494 4,115,155
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 264,567 5,265,933
Rational AG .................... Machinery 14,285 10,648,228
20,029,316
Hong Kong 2.5%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 14,791,948
VTech Holdings Ltd. .............. Communications Equipment 742,200 5,995,810
20,787,758
India 1.7%
CESC Ltd. ..................... Electric Utilities 2,784,368 4,806,403
Exide Industries Ltd. .............. Automobile Components 2,076,774 9,338,309
14,144,712
Italy 8.3%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 125,055 14,465,582
c
Carel Industries SpA , 144A , Reg S ... Building Products 201,236 5,486,700
De' Longhi SpA .................. Household Durables 121,388 4,251,571
Interpump Group SpA ............. Machinery 323,981 15,396,073
b
Sanlorenzo SpA ................. Leisure Products 272,907 10,437,358
c
Technogym SpA , 144A , Reg S ...... Leisure Products 1,097,784 18,747,676
68,784,960

Templeton Global Smaller Companies Fund
Schedule of Investments
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The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan 8.1%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 655,400 $ 17,618,196
Bunka Shutter Co. Ltd. ............ Building Products 312,700 5,512,171
b
CKD Corp. ..................... Machinery 290,200 4,761,481
IDOM, Inc. ..................... Specialty Retail 860,300 5,847,446
MEITEC Group Holdings, Inc. ....... Professional Services 265,600 5,885,481
Morinaga & Co. Ltd. .............. Food Products 239,100 4,338,839
Pigeon Corp. .................... Household Products 330,100 4,033,543
TechnoPro Holdings, Inc. .......... Professional Services 243,100 7,936,837
Tsumura & Co. .................. Pharmaceuticals 479,300 11,526,226
67,460,220
New Zealand 0.9%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 1,179,912 7,650,019
Poland 0.6%
a
InPost SA ...................... Air Freight & Logistics 340,202 4,944,928
Singapore 1.5%
Digital Core REIT Management Pte. Ltd. Specialized REITs 10,873,600 5,543,895
Stoneweg Europe Stapled Trust ..... Diversified REITs 3,577,100 6,486,517
12,030,412
South Korea 2.0%
BNK Financial Group, Inc. .......... Banks 871,410 9,010,609
iM Financial Group Co. Ltd. ......... Banks 741,457 7,297,049
16,307,658
Sweden 1.4%
c
Thule Group AB , 144A , Reg S ....... Leisure Products 417,274 11,703,081
Switzerland 6.3%
Bucher Industries AG ............. Machinery 19,789 9,401,948
Logitech International SA .......... Technology Hardware, Storage & Peripherals 124,175 12,857,079
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 70,626 12,858,405
a
Siegfried Holding AG .............. Life Sciences Tools & Services 125,308 13,151,516
Tecan Group AG ................. Life Sciences Tools & Services 20,387 4,210,186
52,479,134
Taiwan 1.6%
Nien Made Enterprise Co. Ltd. ...... Household Durables 390,000 5,489,836
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 717,000 7,498,025
12,987,861
United Kingdom 5.2%
Fevertree Drinks plc .............. Beverages 590,074 6,466,976
Greggs plc ..................... Hotels, Restaurants & Leisure 303,301 6,468,659
Man Group plc .................. Capital Markets 4,319,556 9,544,862
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 201,933 5,026,697
Persimmon plc .................. Household Durables 298,433 4,287,923
Savills plc ...................... Real Estate Management & Development 370,962 4,562,669
Vesuvius plc .................... Machinery 820,279 4,144,280
a,c
Watches of Switzerland Group plc , 144A Specialty Retail 591,731 2,611,620
43,113,686
United States 38.8%
Advanced Drainage Systems, Inc. .... Building Products 35,645 5,131,811

Templeton Global Smaller Companies Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Alamo Group, Inc. ................ Machinery 77,811 $ 16,453,914
a
Ambiq Micro, Inc. ................ Semiconductors & Semiconductor Equipment 163,761 6,502,949
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 119,088 6,635,583
a
Freshpet, Inc. ................... Food Products 108,018 6,029,565
a,b
Guardian Pharmacy Services, Inc. , A .. Consumer Staples Distribution & Retail 331,693 8,763,329
a
Healthcare Services Group, Inc. ..... Commercial Services & Supplies 739,700 11,546,717
Huntington Bancshares, Inc. ........ Banks 991,417 17,657,137
a
ICON plc ....................... Life Sciences Tools & Services 39,972 7,112,618
a
Integer Holdings Corp. ............ Health Care Equipment & Supplies 117,231 12,645,708
Janus Henderson Group plc ........ Capital Markets 333,825 14,795,124
JBT Marel Corp. ................. Machinery 104,783 15,014,356
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 54,890 16,772,737
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 399,661 8,532,762
Leonardo DRS, Inc. .............. Aerospace & Defense 95,192 3,965,699
Levi Strauss & Co. , A ............. Textiles, Apparel & Luxury Goods 333,147 7,452,498
a
Lindblad Expeditions Holdings, Inc. ... Hotels, Restaurants & Leisure 680,433 9,920,713
Lithia Motors, Inc. , A .............. Specialty Retail 14,886 5,011,819
Marzetti Co. (The) ................ Food Products 47,843 8,736,132
a
Middleby Corp. (The) ............. Machinery 49,456 6,768,054
Miller Industries, Inc. .............. Machinery 213,796 8,998,674
a
NCR Atleos Corp. ................ Financial Services 254,946 10,100,961
Patrick Industries, Inc. ............. Automobile Components 144,126 16,120,493
Seacoast Banking Corp. of Florida ... Banks 222,740 6,929,441
Sealed Air Corp. ................. Containers & Packaging 67,774 2,200,622
a
SharkNinja, Inc. ................. Household Durables 48,440 5,665,542
a
Sonos, Inc. ..................... Household Durables 579,824 8,071,150
a
Texas Capital Bancshares, Inc. ...... Banks 176,282 15,260,733
TriMas Corp. .................... Containers & Packaging 431,522 16,686,956
TrustCo Bank Corp. .............. Banks 441,870 17,582,007
Utz Brands, Inc. ................. Food Products 249,120 3,343,190
a
Vita Coco Co., Inc. (The) ........... Beverages 169,345 6,052,390
Voya Financial, Inc. ............... Financial Services 135,674 10,187,761
322,649,145
Total Common Stocks (Cost $ 488,839,755 ) .....................................
769,617,765
a
Management Investment Companies 1.5%
United States 1.5%
iShares Russell 2000 ETF .......... Capital Markets 54,427 12,799,597
Total Management Investment Companies (Cost $ 11,849,252 ) ....................
12,799,597
Units
a a a a a
Limited Partnerships 1.8%
United States 1.8%
AllianceBernstein Holding LP ....... Capital Markets 375,765 14,872,779
Total Limited Partnerships (Cost $ 4,871,867 ) ...................................
14,872,779
Total Long Term Investments (Cost $ 505,560,874 ) ...............................
797,290,141

Templeton Global Smaller Companies Fund
Schedule of Investments
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The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 3.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 3.7%
Canada 1.4%
Royal Bank of Canada , 4.3% , 9/02/25 . 12,100,000 $ 12,100,000
France 2.3%
Credit Agricole Corporate and
Investment Bank SA , 4.31% , 9/02/25 19,000,000 19,000,000
Total Time Deposits (Cost $ 31,100,000 ) ........................................
31,100,000
a a a a a
Total Short Term Investments (Cost $ 31,100,000 ) ................................
31,100,000
a a a
Total Investments (Cost $ 536,660,874 ) 99.6% ...................................
$828,390,141
Other Assets, less Liabilities 0.4% .............................................
2,765,509
Net Assets 100.0% ...........................................................
$831,155,650
a a a
See Abbreviations on page 24 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2025. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $51,407,482, representing 6.2% of net assets.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $536,660,874
Value - Unaffiliated issuers (Includes securities loaned of $ 6,191,809 ) .................................. $828,390,141
Cash .................................................................................... 28,886
Foreign currency, at value (cost $ 62,806 ) ......................................................... 62,806
Receivables:
Investment securities sold ................................................................... 2,065,575
Capital shares sold ........................................................................ 78,488
Dividends and interest ..................................................................... 2,293,393
European Union tax reclaims (Note 1 e ) ......................................................... 252,024
Total assets .......................................................................... 833,171,313
Liabilities:
Payables:
Capital shares redeemed ................................................................... 481,496
Management fees ......................................................................... 614,838
Distribution fees .......................................................................... 156,138
Transfer agent fees ........................................................................ 278,710
Trustees' fees and expenses ................................................................. 4,797
Deferred taxes on unrealized appreciation ........................................................ 242,185
Accrued expenses and other liabilities ........................................................... 237,499
Total liabilities ......................................................................... 2,015,663
Net assets, at value ................................................................. $831,155,650
Net assets consist of:
Paid-in capital ............................................................................. $518,865,474
Total distributable earnings (losses) ............................................................. 312,290,176
Net assets, at value ................................................................. $831,155,650

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $731,950,930
Shares outstanding ........................................................................ 72,483,999
Net asset value per share
a ,b
.................................................................. $10.10
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $10.69
Class C:
Net assets, at value ....................................................................... $3,222,275
Shares outstanding ........................................................................ 345,525
Net asset value and maximum offering price per share
a ,b
............................................ $9.33
Class R6:
Net assets, at value ....................................................................... $53,818,836
Shares outstanding ........................................................................ 5,292,184
Net asset value and maximum offering price per share
b
............................................. $10.17
Advisor Class:
Net assets, at value ....................................................................... $42,163,609
Shares outstanding ........................................................................ 4,139,757
Net asset value and maximum offering price per share
b
............................................. $10.19
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $1,252,722)
Unaffiliated issuers ........................................................................ $17,855,423
Interest:
Unaffiliated issuers ........................................................................ 1,416,099
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (37,511)
Non-controlled affiliate s (Note 3f) ............................................................. 156,269
Other income (Note 1 e ) ...................................................................... 565
Total investment income ................................................................... 19,390,845
Expenses:
Management fee s (Note 3a) ................................................................... 7,352,356
Distribution fees: (Note 3c)
    Class A ................................................................................ 1,833,814
    Class C ................................................................................ 37,319
Transfer agent fees: (Note 3e)
    Class A ................................................................................ 1,026,325
    Class C ................................................................................ 5,136
    Class R6 ............................................................................... 16,142
    Advisor Class ............................................................................ 58,403
Custodian fees ............................................................................ 37,728
Reports to shareholders fees .................................................................. 93,904
Registration and filing fees .................................................................... 110,828
Professional fees ........................................................................... 106,910
Trustees' fees and expenses .................................................................. 110,918
Other .................................................................................... 91,498
Total expenses ......................................................................... 10,881,281
Expenses waived/paid by affiliate s (Note 3f and 3g) .............................................. (13,314)
Net expenses ......................................................................... 10,867,967
Net investment income ................................................................ 8,522,878
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 25,358,308
Written options ........................................................................... 18,495
Foreign currency transactions ................................................................ 89,233
Net realized gain (loss) .................................................................. 25,466,036
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (29,975,223)
Translation of other assets and liabilities denominated in foreign currencies .............................. (12,821)
Change in deferred taxes on unrealized appreciation ............................................... (210,769)
Net change in unrealized appreciation (depreciation) ............................................ (30,198,813)
Net realized and unrealized gain (loss) ............................................................ (4,732,777)
Net increase (decrease) in net assets resulting from operations .......................................... $3,790,101

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Global Smaller Companies Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,522,878 $7,459,779
Net realized gain (loss) ................................................. 25,466,036 42,754,228
Net change in unrealized appreciation (depreciation) ........................... (30,198,813) 88,935,615
Net increase (decrease) in net assets resulting from operations ................ 3,790,101 139,149,622
Distributions to shareholders:
Class A ............................................................. (21,661,895) (8,811,026)
Class C ............................................................. (100,288) (12,532)
Class R6 ............................................................ (1,759,562) (838,117)
Advisor Class ........................................................ (1,339,095) (536,300)
Total distributions to shareholders .......................................... (24,860,840) (10,197,975)
Capital share transactions: (Note 2 )
Class A ............................................................. (73,509,261) (85,220,726)
Class C ............................................................. (1,162,823) (970,441)
Class R6 ............................................................ (4,822,746) (22,162,847)
Advisor Class ........................................................ (1,223,801) (616,923)
Total capital share transactions ............................................ (80,718,631) (108,970,937)
Net increase (decrease) in net assets ................................... (101,789,370) 19,980,710
Net assets:
Beginning of year ....................................................... 932,945,020 912,964,310
End of year ........................................................... $831,155,650 $932,945,020

Templeton Global Smaller Companies Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers
four classes of shares: Class A, Class C, Class R6 and
Advisor Class. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not

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Notes to Financial Statements

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Annual Report
take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at August 31,
2025, the Fund held $6,601,647 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Notes to Financial Statements

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Annual Report
right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 7 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,262,173 $21,498,657 3,009,931 $27,773,235
Shares issued in reinvestment of distributions .......... 2,192,514 20,741,178 909,358 8,375,186
Shares redeemed ............................... (12,143,830) (115,749,096) (13,196,145) (121,369,147)
Net increase (decrease) .......................... (7,689,143) $(73,509,261) (9,276,856) $(85,220,726)
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 57,726 $500,805 63,061 $539,602
Shares issued in reinvestment of distributions .......... 11,344 99,603 1,459 12,503
Shares redeemed
a
.............................. (202,766) (1,763,231) (179,253) (1,522,546)
Net increase (decrease) .......................... (133,696) $(1,162,823) (114,733) $(970,441)
Class R6 Shares:
Shares sold ................................... 823,236 $7,795,343 873,607 $8,022,927
Shares issued in reinvestment of distributions .......... 184,039 1,748,371 89,838 830,997
Shares redeemed ............................... (1,501,264) (14,366,460) (3,575,465) (31,016,771)
Net increase (decrease) .......................... (493,989) $(4,822,746) (2,612,020) $(22,162,847)
Advisor Class Shares:
Shares sold ................................... 785,788 $7,597,099 772,613 $7,232,737
Shares issued in reinvestment of distributions .......... 135,528 1,290,225 55,555 515,554
Shares redeemed ............................... (1,066,298) (10,111,125) (900,710) (8,365,214)
Net increase (decrease) .......................... (144,982) $(1,223,801) (72,542) $(616,923)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2025, the gross effective investment management fee rate was 0.883% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$228,143 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended August 31, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2025.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,037
CDSC retained .............................................................................. $1,765
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.25% . $210,176 $114,059,226 $(114,269,402) $— $— $— — $156,269
Total Affiliated Securities ... $210,176 $114,059,226 $(114,269,402) $— $— $— $156,269
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
4. Income Taxes
The tax character of distributions paid during the years ended August 31, 2025 and 2024, was as follows:
At August 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and pass-through entity income.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2025, aggregated
$125,965,042 and $214,587,505, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $9,610,749 $10,197,975
Long term capital gain ...................................................... 15,250,091 —
$24,860,840 $10,197,975
Cost of investments .......................................................................... $536,850,054
Unrealized appreciation ........................................................................ $307,500,635
Unrealized depreciation ........................................................................ (15,960,548)
Net unrealized appreciation (depreciation) .......................................................... $291,540,087
Distributable earnings:
Undistributed ordinary income ................................................................... $8,197,454
Undistributed long term capital gains .............................................................. 12,486,836
Total distributable earnings ..................................................................... $20,684,290

Templeton Global Smaller Companies Fund
Notes to Financial Statements

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Annual Report
7. Other Derivative Information
For the year ended August 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2025, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Smaller Companies Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Written options $18,495 Written options $—
Total ....................... $18,495 $–

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Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 6,189,050 $ — $ 6,189,050
Austria ............................... — 5,649,058 — 5,649,058
Bahamas ............................. 17,173,445 — — 17,173,445
Belgium .............................. — 9,535,431 — 9,535,431
Brazil ................................ 4,705,197 — — 4,705,197
Canada .............................. 17,781,378 — — 17,781,378
China ............................... — 12,782,053 — 12,782,053
Denmark ............................. — 4,490,511 — 4,490,511
Finland .............................. — 10,242,242 — 10,242,242
France ............................... — 5,996,510 — 5,996,510
Germany ............................. — 20,029,316 — 20,029,316
Hong Kong ........................... — 20,787,758 — 20,787,758
India ................................ — 14,144,712 — 14,144,712
Italy ................................. — 68,784,960 — 68,784,960
Japan ............................... — 67,460,220 — 67,460,220
New Zealand .......................... 7,650,019 — — 7,650,019
Poland ............................... — 4,944,928 — 4,944,928
Singapore ............................ 6,486,517 5,543,895 — 12,030,412
South Korea .......................... — 16,307,658 — 16,307,658
Sweden .............................. — 11,703,081 — 11,703,081
Switzerland ........................... 12,857,079 39,622,055 — 52,479,134
Taiwan ............................... — 12,987,861 — 12,987,861
United Kingdom ........................ 8,706,949 34,406,737 — 43,113,686
United States .......................... 322,649,145 — — 322,649,145
Management Investment Companies ......... 12,799,597 — — 12,799,597
Limited Partnerships ...................... 14,872,779 — — 14,872,779
Short Term Investments ................... — 31,100,000 — 31,100,000
Total Investments in Securities ........... $425,682,105 $402,708,036
a
$— $828,390,141
a
Includes foreign securities valued at $371,608,036, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

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Notes to Financial Statements

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Annual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
10. Operating Segments
(continued)

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Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Templeton Global Smaller Companies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Smaller Companies Fund (the "Fund") as of August 31, 2025, the related statement of operations for the year ended
August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Smaller Companies Fund
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2025 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $15,954,537
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,911,571
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $13,013,781
Section 163(j) Interest Earned §163(j) $721,162
Amount Reported
Foreign Taxes Paid $1,053,448
Foreign Source Income Earned $6,807,877

Templeton Global Smaller Companies Fund

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
TEMPLETON GLOBAL SMALLER COMPANIES FUND
(Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Templeton Investment Counsel,
LLC (TICL) and the Fund and the investment sub-advisory agreement between TICL and Franklin Templeton Investments
Corp. (Sub-Adviser), an affiliate of TICL, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. TICL and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional global small-/mid-cap funds.
The Board noted that the Fund’s annualized total return for the one- and three-year period was above the median of its
Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio

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Annual Report
and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and Class A, No
Load Class and Investor Class shares for the other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and 12 other global small-/mid-cap funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board noted
that the Fund’s Sub-Adviser is paid by TICL out of the management fee TICL receives from the Fund and that the allocation of the fee between TICL and the Sub-Adviser reflected the services provided by each to the Fund. The Board concluded that the
Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TICL and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Managers and their affiliates may not be fully reflected in the expenses allocated to the
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective

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Annual Report
management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

30-AFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Global Smaller Companies Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025